UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments February 29, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.0%)
	Advertising/Marketing Services (0.2%)
1,761	Lamar Advertising Co. (Class A)*	$67,112

	Air Freight/Couriers (1.1%)
3,826	C.H. Robinson Worldwide, Inc.	194,246
4,694	Expeditors International of Washington, Inc.	184,568
		378,814
	Airlines (0.4%)
2,608	Ryanair Holdings PLC (ADR) (Ireland)*	74,537
2,434	UAL Corp.*	73,750
		148,287
	Apparel/Footwear Retail (0.3%)
3,062	Ross Stores, Inc.	85,277

	Biotechnology (9.2%)
11,364	Amgen Inc.*	517,289
2,858	Amylin Pharmaceuticals, Inc.*	75,651
7,022	Biogen Idec Inc.*	409,804
8,514	Celgene Corp.*	479,934
1,461	Cephalon, Inc.*	88,157
7,401	Genzyme Corp.*	524,879
20,468	Gilead Sciences, Inc.*	968,546
3,091	Vertex Pharmaceuticals Inc.*	54,093
		3,118,353
	Broadcasting (0.5%)
35,515	Sirius Satellite Radio Inc.*	100,863
7,098	XM Satellite Radio Holdings Inc. (Class A)*	83,756
		184,619
	Cable/Satellite TV (2.8%)
32,578	Comcast Corp. (Class A)*	636,574
4,841	Dish Network Corp.	143,536
4,369	Liberty Global Inc. (Class A)*	164,274
		944,384
	Casino/Gaming (0.8%)
2,688	Wynn Resorts, Ltd.*	270,682

	Catalog/Specialty Distribution (0.6%)
13,026	Liberty Media Corp - Interactive (Series A)*	187,053

	Chemicals: Specialty (0.5%)
2,813	Sigma-Aldrich Corp.	154,771

	Computer Communications (4.1%)
48,665	Cisco Systems, Inc.*	1,185,966
7,580	Juniper Networks, Inc.*	203,296
		1,389,262
	Computer Peripherals (0.8%)
3,978	Logitech International (ADR) (Switzerland)*	101,757
8,347	Network Appliance, Inc.*	180,462
		282,219
	Computer Processing Hardware (11.5%)
27,214	Apple Inc.*	3,402,294
18,749	Dell Inc.*	372,168
8,086	Sun Microsytems*	132,610
		3,907,072
	Contract Drilling (0.3%)
3,562	Patterson-UTI Energy, Inc.	84,526

	Data Processing Services (1.5%)
4,630	Fiserv, Inc.*	243,631
8,151	Paychex, Inc.	256,430
		500,061
	Discount Stores (1.9%)
5,175	Costco Wholesale Corp.	320,436
3,351	Sears Holdings Corp.*	320,423
		640,859
	Electronic Components (0.9%)
20,245	Flextronics International Ltd. (Singapore)*	205,284
4,689	SanDisk Corp.*	110,426
		315,710
	Electronic Production Equipment (2.1%)
15,990	Applied Materials, Inc.	306,528
6,524	Cadence Design Systems, Inc.*	69,285
4,952	KLA-Tencor Corp.	208,034
2,862	Lam Research Corp.*	115,167
		699,014
	Engineering & Construction (0.6%)
3,342	Foster Wheeler Ltd. (Bermuda)	218,734

	Food Retail (0.3%)
3,058	Whole Foods Market, Inc.	107,489

	Home Improvement Chains (0.4%)
3,229	Fastenal Co.	131,291

	Information Technology Services (1.6%)
5,056	Citrix Systems, Inc.*	166,494
6,326	Cognizant Technology Solutions Corp. (Class A)*	191,108
2,509	Infosys Technologies, Ltd. (ADR) (India)	97,650
33,555	Level 3 Communications, Inc.*	74,828
		530,080
	Internet Retail (1.6%)
6,158	Amazon.com, Inc.*	397,006
6,726	IAC/InterActiveCorp.*	133,847
		530,853
	Internet Software/Services (7.6%)
3,560	Akamai Technologies, Inc.*	125,170
529	Baidu.com, Inc. (ADR) (Cayman Islands)*	132,954
8,153	BEA Systems, Inc.*	155,478
4,934	Check Point Software Technologies Ltd. (Israel)*	108,153
3,178	Google Inc. (Class A)*	1,497,410
4,674	VeriSign, Inc.*	162,655
14,447	Yahoo! Inc.*	401,338
		2,583,158
	Media Conglomerates (0.4%)
5,350	Discovery Holding Company (Class A)*	120,750

	Medical Distributors (0.7%)
1,993	Henry Schein, Inc.*	119,221
3,011	Patterson Companies, Inc.*	105,987
		225,208
	Medical Specialties (1.1%)
3,274	DENTSPLY International, Inc.	127,817
846	Intuitive Surgical, Inc.*	238,504
		366,321
	Miscellaneous Commercial Services (0.4%)
4,276	Cintas Corp.	123,063

	Other Consumer Services (2.9%)
3,931	Apollo Group, Inc. (Class A)*	241,285
22,731	eBay Inc.*	599,189
6,162	Expedia, Inc.*	141,295
		981,769

	Packaged Software (12.0%)
12,938	Adobe Systems, Inc.*	435,364
5,376	Autodesk, Inc.*	167,140
9,517	Intuit Inc.*	252,772
72,395	Microsoft Corp.**	1,970,592
47,833	Oracle Corp.*	899,260
20,704	Symantec Corp.*	348,655
		4,073,783
	Personnel Services (0.2%)
3,002	Monster Worldwide Inc.*	79,823

	Pharmaceuticals: Other (2.1%)
2,338	Sepracor, Inc.*	50,197
13,720	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	673,240
		723,437
	Recreational Products (1.4%)
5,719	Activision, Inc.*	155,843
7,055	Electronic Arts Inc.*	333,631
		489,474
	Restaurants (1.2%)
23,280	Starbucks Corp.*	418,342

	Semiconductors (6.5%)
10,865	Altera Corp.	185,900
9,581	Broadcom Corp. (Class A)*	181,177
45,882	Intel Corp.	915,346
6,657	Linear Technology Corp.	184,465
12,642	Marvell Technology Group, Ltd. (Bermuda)*	142,981
4,080	Microchip Technology Inc.	125,582
12,091	NVIDIA Corp.*	258,626
8,882	Xilinx, Inc.	198,602
		2,192,679
	Services to the Health Industry (0.9%)
5,162	Express Scripts, Inc.*	305,074

	Specialty Stores (1.6%)
8,187	Bed Bath & Beyond Inc.*	232,020
2,990	PetSmart, Inc.	64,375
10,759	Staples, Inc.	239,388
		535,783
	Specialty Telecommunications (0.4%)
7,995	Virgin Media Inc.	119,925

	Telecommunication Equipment (10.6%)
4,508	Garmin Ltd. (Cayman Islands)	264,665
45,304	QUALCOMM, Inc.	1,919,530
12,565	Research In Motion Ltd. (Canada)*	1,304,247
3,182	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	68,413
5,618	Tellabs, Inc.*	36,966
		3,593,821
	Trucks/Construction/Farm Machinery (1.7%)
2,380	Joy Global Inc.	157,961
9,377	PACCAR, Inc.	406,774
		564,735
	Wireless Telecommunications (1.3%)
1,520	Leap Wireless Intl Inc.*	64,995
2,190	Millicom International Cellular S.A. (Luxembourg)*	241,995
3,769	NII Holdings Inc.*	149,742
		456,732
	TOTAL COMMON STOCKS (Cost $21,212,813)	32,830,399

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (3.4%)
	Investment Company
1,157	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (a) (Cost $1,157,038)		1,157,038

	TOTAL INVESTMENTS (Cost $22,369,851) (b) (c)	100.4%	33,987,437
	LIABILITIES IN EXCESS OF OTHER ASSETS	(4.0)	(13,799)
	NET ASSETS	100.0%	$33,973,638

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $104,000.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class  with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	Securities have been designated as collateral in an amount equal to $1,294,600. in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at February 29, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$33,987,437	$33,987,437	—	—
Other Financial Instruments*	(287,148)	(287,148)	—	—
Total	$33,700,289	$33,700,289	$0	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open At February 29, 2008:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

40	Long	Nasdaq 100 E-mini March 2008	$1,398,600	$(287,148)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008